Liquid assets position (Tables)	6 Months Ended
Jun. 30, 2019
Liquid assets position
Schedule of cash and cash equivalents

	June 30,	December 31,
	2019	2018
	(Euro, in thousands)
Cash at banks	€434,228	€358,016
Term deposits	514,701	733,537
Money market funds	198,993	199,243
Total cash and cash equivalents	€1,147,923	€1,290,796